17. LEASE LIABILITIES: Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2020 CAD ($)
Details
Lease liability,Next 12 months	$ 223,979
Lease liability,2 years	191,664
Lease liability,Total undiscounted lease obligations	$ 415,643